Derivatives and hedging activities (Details 5) (CHF) In Billions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Credit Derivatives [Line Items]
Credit protection sold	806.4	815.0
Credit protection purchased	774.5	766.4
Other protection purchased	100.7	97.7
Other instruments	15.0	15.4
Total credit derivatives	1,696.6	1,694.5